Inventories	3 Months Ended
Mar. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Inventories

5. Inventories

As of March 31, 2012 and December 31, 2011, inventories consisted of the following:

	March 31, 2012	December 31, 2011
Finished goods	$634,623	$610,569
Raw materials and purchased components	180,514	163,030
Health care supplies	134,821	133,769
Work in process	74,039	60,128
Inventories	$1,023,997	$967,496